Derivative Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss)
Cost	$ 40,659	$ 42,655	$ 42,196
SG&A expense	20,604	19,366	19,680
Other (income) and expense	(968)	1,152	1,125
Interest expense	1,344	723	615
Cost of services
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	68	30
Cost of sales
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	51	8
Cost of financing
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(42)	(6)
SG&A expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	267	(116)
Other (income) and expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(15)	(434)
Interest expense
Derivative Instruments, Gain (Loss)
Gains/(losses) of total hedge activity	(93)	(6)
Services
Derivative Instruments, Gain (Loss)
Cost	32,491	33,687	33,399
Sales
Derivative Instruments, Gain (Loss)
Cost	7,263	7,835	7,587
Financing
Derivative Instruments, Gain (Loss)
Cost	$ 904	$ 1,132	$ 1,210